OTHER FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) $ / shares in Units, $ in Thousands													12 Months Ended
	Sep. 18, 2023 USD ($)	Jun. 21, 2023 USD ($)	Dec. 23, 2022 USD ($)	Sep. 12, 2022 USD ($)	Jul. 07, 2022 USD ($)	Sep. 30, 2021 USD ($)	Apr. 23, 2021 USD ($)	Apr. 22, 2021 USD ($)	Jan. 15, 2021 USD ($)	Dec. 31, 2020 USD ($) partner shares	Aug. 27, 2020 USD ($) $ / shares shares	Jul. 08, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments													$ 1,748	$ 5,148	$ 5,762
Other financial assets													34,864	34,978
Bank loans										$ 25,968			159,107	3,699	$ 12,240
Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Other financial assets													28,743	27,521
Globant España S.A. | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Bank loans													8,200
Digital House | Globant España S.A.
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of partners in share purchase agreement | partner										2
Number of shares issued in conversion of outstanding debt principal (in shares) | shares										614,251
Payments for equity instruments										$ 9,167
Gain (loss) in fair value on financial assets measured at FVOCI													$ (2,372)	2,850
Digital House | Globant España S.A. | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares issued in conversion of outstanding debt principal (in shares) | shares										204,750
Digital House | Globant España S.A. | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments					$ 4,148	$ 862
Equity instrument obtained in exchange of investment								$ 5,848
Proportion of ownership interest in associate					17.20%								17.20%
Other financial assets													$ 20,502
ELSA | Globant España S.A. | Equity instruments | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments									$ 2,700
Proportion of ownership interest in associate		4.30%							4.00%
Gain (loss) in fair value on financial assets measured at FVOCI		$ 1,130											2,640	(2,047)
V.U. | Globant España S.A. | Equity instruments | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments	$ 618						$ 2,200
Proportion of ownership interest in associate	3.10%						3.00%
Gain (loss) in fair value on financial assets measured at FVOCI													(220)
Singularity Education Group | Globant España S.A. | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares issued in conversion of outstanding debt principal (in shares) | shares											10,655,788
Bank loans												$ 1,250
Borrowings, interest rate												5.00%
Borrowing term												1 year
Price per share of outstanding debt principal converted (in usd per share) | $ / shares											$ 0.1231
Singularity Education Group | Globant España S.A. | Equity instruments | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Other financial assets											$ 1,311
Gain (loss) in fair value on financial assets measured at FVOCI													0	$ (555)
Queiban | Globant España S.A. | Equity instruments | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments				$ 1,000
Proportion of ownership interest in associate				3.77%
Gain (loss) in fair value on financial assets measured at FVOCI													(576)
Latam Airlines | Globant España S.A. | Equity instruments | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments			$ 371
Proportion of ownership interest in associate			1.00%
Gain (loss) in fair value on financial assets measured at FVOCI													$ 249